Property and Equipment, Net	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

6. Property and Equipment, Net

The following is a summary of property and equipment, net (in thousands):

	As of December 31,
	2022	2023
	RMB	RMB
Computers, equipment and furniture	73,526	41,179
Motor vehicles	5,721	5,461
Leasehold improvements	47,966	47,966
Total	127,213	94,606
Less: accumulated depreciation	(114,122)	(87,369)
Net book value	13,091	7,237

Depreciation expenses for the years ended December 31, 2021, 2022 and 2023 were RMB21.1 million, RMB11.4 million and RMB5.7 million, respectively.